Note 11 - Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
	2014	2013	2012
Weighted average common shares for basic loss per share	85,810	80,991	70,721
Effect of dilutive securities:
Stock options (*)	-	-	-
Unvested restricted stock (*)	-	-	-
Adjusted weighted average shares for diluted loss per share	85,810	80,991	70,721

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year ended December 31,
	2014	2013	2012
Stock options	1,219	1,959	2,495
Unvested restricted stock	3,104	2,872	1,430